Stock Incentive Plans - Schedule of QT Imaging Plan (Details)				3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 23, 2025	Jan. 01, 2025 $ / shares shares	Mar. 04, 2024 shares	Sep. 30, 2025 $ / shares shares	Sep. 30, 2024 shares	Sep. 30, 2025 $ / shares shares	Sep. 30, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Number of Options
Beginning balance, outstanding (in shares)		739,645				739,645
Grants (in shares)									0
Ending balance, outstanding (in shares)								739,645
Subsequent Event
Weighted-Average Remaining Contractual Life (years)
Stockholders' equity note, stock split, conversion ratio	3
QT Imaging Incentive Plan And 2024 Equity Incentive Plan
Number of Options
Beginning balance, outstanding (in shares)							416,603	416,603
Cancelled (in shares)								(30,731)
Ending balance, outstanding (in shares)									416,603
Exercisable (in shares)								0
Vested and expected to vest (in shares)								739,645
Weighted- Average Exercise Price
Beginning balance, outstanding (in dollars per share) | $ / shares							$ 74.40	$ 74.40
Cancelled (in dollars per share) | $ / shares								10.80
Ending balance, outstanding (in dollars per share) | $ / shares									$ 74.40
Exercisable (in dollars per share) | $ / shares								0
Vested and expected to vest (in dollars per share) | $ / shares								$ 2.16
QT Imaging Incentive Plan And 2024 Equity Incentive Plan | Revision of Prior Period, Adjustment
Weighted-Average Remaining Contractual Life (years)
Outstanding (in years)								9 years 6 months	6 years 10 months 24 days
Vest and expected to vest (in years)								9 years 6 months
QT Imaging Incentive Plan And 2024 Equity Incentive Plan | Previously Reported
Number of Options
Beginning balance, outstanding (in shares)		739,645				739,645
Ending balance, outstanding (in shares)								739,645
Weighted- Average Exercise Price
Beginning balance, outstanding (in dollars per share) | $ / shares		$ 2.16				$ 2.16
Ending balance, outstanding (in dollars per share) | $ / shares								$ 2.16
2024 Equity Incentive Plan
Number of Options
Beginning balance, outstanding (in shares)		651,645				651,645
Grants (in shares)		446,137		67,333	690,645	589,333	690,645	766,333
Cancelled (in shares)						(66,667)
Ending balance, outstanding (in shares)				1,140,978		1,140,978		651,645
Exercisable (in shares)				417,513		417,513
Vested and expected to vest (in shares)				723,465		723,465
Weighted- Average Exercise Price
Beginning balance, outstanding (in dollars per share) | $ / shares		$ 2.25				$ 2.25
Granted under the 2024 Incentive Plan (in dollars per share) | $ / shares						2.41		$ 2.16
Cancelled (in dollars per share) | $ / shares						2.25
Ending balance, outstanding (in dollars per share) | $ / shares				$ 2.34		2.34		$ 2.25
Exercisable (in dollars per share) | $ / shares				2.16		2.16
Vested and expected to vest (in dollars per share) | $ / shares				$ 2.44		$ 2.44
Weighted-Average Remaining Contractual Life (years)
Outstanding (in years)						9 years 2 months 12 days		9 years 6 months
Vest and expected to vest (in years)						9 years 3 months 18 days
QT Imaging Incentive Plan
Number of Options
Terminated pursuant to Business Combination Agreement (in shares)			(412,560)					(412,560)
Weighted- Average Exercise Price
Terminated pursuant to Business Combination Agreement (in dollars per share) | $ / shares								$ 74.49